Property (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended	9 Months Ended
	Jan. 31, 2015	Sep. 30, 2015	Sep. 30, 2015
Property Details Narrative
Rent expense	$ 100	$ 300	$ 900